Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

October 29, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor")
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
("Registration Statement")
File Nos. 811-05846 & 333-168741

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the "Amendment" or the "Pre-Effective Amendment") to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on August 11, 2010, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.

The purpose of the Amendment is to respond to comments on the Registration Statement made by the SEC Staff, to clarify language, and to make other non-material changes to the Prospectus disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.

SEC Comments and Responses

In a letter to the undersigned, dated September 23, 2010, the SEC Staff made the following comments on the Prospectus included in the Registration Statement.  After each of the comments, Registrant has provided its response.

1.	Cover Page.

a. Available Funds Statement. Please delete the bold statement immediately below the fund list or revise the cross-reference. The corresponding section of the prospectus contains no disclosure explaining this statement.

RESPONSE: Registrant has deleted the bold statement immediately below the fund list.

b. Items I (a)(v) and (vii). The disclosure responsive to these requirements must appear on the outside front cover page of the registration statement. See Items I(a)(v), (vii). See also Rule
481(b)(l) of the 1933 Act.

RESPONSE: Registrant has revised the front outside cover of the registration statement to include the information required by Items I(a)(v) and (vii).

2.	Product Highlights (pp.5-7).
a. Fees and Expenses. Please indicate that the term "free transfers" refers to transferring contract value among the underlying funds. As written, there is no context for the reference.

RESPONSE: Registrant has revised the fifth paragraph to clarify that “free transfers” refers to the transfer of Account Value among the underlying Funds.

b. Optional Living Benefit. Please indicate the nature of the conditions that are required for lifetime income when the contract value is zero (e.g., conditions related to when and how a contractowner withdraws value from the Contract).

RESPONSE:  Registrant has revised the second paragraph under this heading to clarify that “[i]f you are age 59 or older, Sun Income Advisor offers lifetime income even if your Account Value declines to zero, provided that you limit the amount you withdraw annually to a specified percentage of our benefit base and you limit your investments to the Designated Funds.”

c. Death Benefit. Please clarify the "cash Surrender Value" basic death benefit for owners 85 or younger on the Open Date. We note that "cash Surrender Value" is not a defined term, and the glossary definition of "Surrender Value" does not explain how this value is calculated. Under what circumstance could it ever be higher than Account Value? Please clarify.  Also, in the glossary or prospectus narrative, identify the values upon which Surrender Value is based and explain how it is calculated.

RESPONSE:  Under this subheading, Registrant has removed the reference to “Surrender Value” altogether because the Surrender Value can never be greater than the Account Value on Contracts issued pursuant to this prospectus.  In addition, Registrant removed the last sentence under this subheading (regarding contract owners age 86 or older on the Open Date) because the Contracts are only available to contract owners age 85 or younger on the Open Date.

3.	Periodic Fee Table (p. 8).

Given that the Sun Income Advisor ("SIA") Option is the only living benefit offered in this contract and the maximum charge is identified, the line item below it (i.e., "Maximum Annual Charge for an Optional Living Benefit") is unnecessary. Please delete it. Also, in the bold line item showing maximum contract charges on the most expensive contract offered please use the option's name rather than "an Optional Living Benefit." Please describe fee table figures using defined terms and specific, named values whenever possible.

RESPONSE:  Registrant has deleted the line item entitled "Maximum Annual Charge for an Optional Living Benefit" and has replaced “Sun Income Advisor” for “an Optional Living Benefit” in the bold line item showing maximum contract charges on the most expensive contract offered.  Finally, Registrant has used the name of the living benefit and other defined terms whenever possible.

4.	Portfolio Fee Table (p. 8).

The reference to the year and the fee waivers should be moved to the paragraph directly below the minimum and maximum fees. Also, please delete the last 2 sentences of the preamble as that information is repeated in the subsequent paragraph.

RESPONSE: Registrant has revised the Portfolio Fee Table as suggested.

5.	Fee Table Footnotes (pp. 8-9).

To avoid confusion, please delete the word "currently" in the 2nd sentence of Footnote 1. The clause "we may deduct" is sufficient. Also, in Footnote 4, please substitute a more appropriate cross-reference or revise the cross-referenced narrative so it explains the adjustments to which the footnote refers.

RESPONSE:  Registrant has revised Footnote 1 (now Footnote 2) as suggested.  In addition, Registrant has changed the cross-reference in Footnote 4 (now Footnote 5) to the section entitled “Withdrawal Benefit Base.”

6.	Expense Example (p. 9).

Please limit the unessential information in the 2nd paragraph of the example preamble so readers can focus on the required disclosure. The 2nd and 3rd sentences are unnecessary because (a) the initial disclosure already says the examples assume maximum possible fees for a contract with the most expensive combination of standard and optional features; and (b) there is only one optional benefit charge that could be added. Also, please move the two fee waiver sentences to the paragraph below the examples as they are related to and support the last sentence.

RESPONSE: Registrant has revised the disclosure around the Expense Examples as suggested.

7.	The Annuity Contract (p. 10).

The purpose of the last paragraph in this section is unclear. If some brokers determine an optional benefit is unsuitable for purchasers above a certain age and will not sell the option in those circumstances, please recast this disclosure in terms of suitability. Otherwise, please (a) revise this paragraph to clarify the relationship between the purchaser's age and the one optional feature a broker/dealer may offer, and (b) in EDGAR correspondence, please confirm to the Staff that all broker/dealers will offer the contract with the SIA Option described in the prospectus if suitable to the purchaser.

RESPONSE:  Registrant has deleted the first two sentences of the last paragraph under this heading because the disclosure does not apply to the Contracts being issued pursuant to this prospectus.  Registrant confirms that all broker/dealers will offer the Contract with the optional living benefit.

8.	Communicating to Us About Your Contract (pp. 10-11).

a. Constructive Receipt. The constructive receipt disclosure is not sufficiently clear for an investor to know precisely when a requested transaction will be priced. Please clarify that all financial transaction requests and payments provided to a broker who is an agent for Sun Life must be submitted before the close of regular trading on the New York Stock Exchange to receive that day's price.

RESPONSE:  Registrant has added the following sentence before the last sentence of the second paragraph under this heading:  “In such cases, financial transactions received by us in good order will be priced that Business Day, provided the broker-dealer received the request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m.”

b. Contractowner Instructions. Please disclose whether a contractowner may communicate transfer instructions or other financial requests by telephone or other electronic means (i.e., internet). If not, please disclose how an investor can locate those broker-dealers who may submit transaction requests electronically per the disclosure on page 11.

RESPONSE:  Registrant has revised the first paragraph under this heading to read as follows:  “You may submit transaction requests or otherwise communicate with us in writing or by telephone.  All materials mailed to us, including Purchase Payments, must be sent to our mailing address as set forth at the beginning of this Prospectus.  For all telephone communications, you must call (800) 752-7215.  In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing, by telephone, or over the Internet on our broker website.  To use the broker website, the registered representative must first consent to our online terms of use.  (See ‘Requests for Transfers’ under ‘Transfer Privilege.’)”.

9.	Electronic Account Information (p. 11).

Please confirm that, when the registration statement is effective, the website provided in this section will be a "live" link to the specific URL for the optional electronic delivery service indicated in the disclosure. The Staff was unable to access the information indicated via that link.

RESPONSE:  Registrant has provided a new URL: https://customerlink.sunlife-usa.com.   In a subsequent telephone conversation, the Staff recommended adding a description of how to enroll in the optional electronic delivery service.  Registrant has revised the disclosure accordingly.

10.	The Variable Account (pp. 11-12).

In the last sentence of the 2nd paragraph, please clarify that the SIA benefit payment guarantees are general account obligations, not separate account obligations and summarize the reason that distinction may matter to a contractowner.

RESPONSE: Registrant has clarified that the SIA’s lifetime income guarantee is a general corporate obligation of the Company and, as such, is subject to the claims of the Company’s creditors.

11.	The Fixed Account Options: The DCA Periods (pp. 13-14).

The current disclosure does not convey that a claim for optional benefits in excess of contract value allocated to the separate account is subject to the claims of Registrant's other creditors. Please include this concept in plain English. Also, in the last paragraph, please cross-reference the prospectus section that tells investors how to find the current Guaranteed Interest Rates.

RESPONSE:  Registrant has revised the first paragraph under this heading to clarify that any guarantees under the Contracts (including optional benefit guarantees) that exceed the Variable Account Value are paid from the Company’s general account and are subject to claims of creditors on the Company’s assets.  Registrant has added a sentence to the last paragraph under this heading explaining how to find the current Guaranteed Interest Rates.

12.	Issuing Your Contract (p. 14).

If the application is incomplete, is the issue date still the day the Registrant received the initial purchase payment, or is it the day Sun Life receives all the information necessary to complete the application? Please clarify.

RESPONSE: Registrant has rewritten the first paragraph under this heading as follows:  “We ‘open’ the Contract when we receive your Application. We refer to this date as the ‘Open Date.’ We ‘issue’ your Contract on the day we apply your initial Purchase Payment, when your Application is ‘in good order.’ An Application is in good order when we have received all the information necessary to complete it. We refer to this date as the ‘Issue Date.’”

13.	Reservation of Rights (p. 14).

The "Amount and Frequency of Purchase Payments" and the "Allocation of Net Purchase Payments" sections state that Registrant reserves the right to change current procedures related to purchase payment refusals, DCA Period allocations and premium tax deductions.  Please indicate whether contractowners will be notified in advance if Registrant decides to exercise these rights and, if so, how that notice will be provided. This comment also applies to the right to impose a $15 transfer fee which is mentioned under "Permitted Transfers" on page 16.

RESPONSE: Registrant has added language under “Allocation of Net Purchase Payments,” “ Amount and Frequency of Purchase Payments,” and “Permitted Transfers” to clarify that written notification will be provided to contract owners before Registrant exercises its reserved rights.

14.	Variable Accumulation Unit Value (p. 15).
Please consider substituting the word "generally" for "currently" in the 1st paragraph.

RESPONSE: Registrant has made the suggested change under this heading.

15.	Fixed Account Value (p. 15).
Please explain how a contractowner can determine what the Guaranteed Interest Rates are at any given time. Alternatively, add this information to the glossary definition on page 49.

RESPONSE: Registrant has added a sentence explaining how to get information about current Guaranteed Interest Rates.

16.	Investment Advisory Services (pp. 15-16).

a. Introductory Paragraph. In your response letter, please explain to the Staff the circumstances contemplated in the 1st paragraph. Specifically, we are concerned about whether the disclaimer language could relate to investment advice offered by affiliates (or affiliates of affiliates) of Sun Life.

RESPONSE: Registrant has no retail investment advisory affiliates; therefore anyone providing investment advice to a contract owner is not doing so under the direction or with the approval of the Registrant.  Even if the person providing the investment advice is licensed as an insurance agent to sell Registrant’s variable annuity products, that person is not registered as an investment advisor representative with the Registrant.

b. 2nd Paragraph. Please reconcile this disclosure and the information provided under "Communicating to Us About Your Contract" on pages 10 and 11. The distinction between registered representatives and investment advisors is not clear enough to tell when the insurance company is deemed to have received contractowner instructions communicated to the insurance company through a third party. For example: Is a registered representative's authority to make certain transactions on behalf of a contractowner dependent on the type of agreement described on pages 10 and 11, or does it require the contractowner to sign the form discussed on page 15? Does one agreement establish their authority as a registered representative and the other as the contract owner’s investment advisor?

Explain this distinction in plain English. Revise or supplement Investment Advisory Services section so the reader understands when communications through a registered representative do and do not "count" as instructions to the insurance company. If the same principles apply to instructions regarding the Build Your Portfolio, DCA, portfolio rebalancing, or systematic withdrawal programs and the SIA Option, please stale this explicitly. If they do not, specifically indicate this and describe the procedures that apply to each program that works differently.

RESPONSE: The second paragraph under “COMMUNICATING TO US ABOUT YOUR CONTRACT” deals with timing; specifically, when communications are deemed to be received by Registrant.  The second sentence of that paragraph sets forth the general principle that financial transactions (including Purchase Payments, withdrawal requests, and transfer instructions) received by Registrant after the close of regular trading on the New York Stock Exchange (or on a day that is not a Business Day) will be considered received on the next following Business Day.  This principle applies whether the request was submitted directly by the contract owner or by an authorized representative of the contract owner.  The remainder of the second paragraph discusses a limited exception to this general principle.  The exception applies only to the broker-dealer of record.  Simply stated, receipt of a financial transaction request by the broker-dealer of record may be considered constructively received at that time by Registrant, provided that the broker-dealer of record has a specific agreement with Registrant.  These agreements between broker-dealers and Registrant are different from the powers of attorney or the written documentation, described under “Investment Advisory Services,” whereby a contract owner authorizes an investment adviser to submit transfer requests on his/her behalf.

The second paragraph under “Investment Advisory Services” deals with authority; specifically, who can make transfer requests on behalf of the contract owner. The disclosure under “Investment Advisory Services” is not intended to modify the foregoing disclosure dealing with the timing of when financial transaction requests are received by Registrant.  Nor is it intended to extend to investment advisers the specific agreement Registrant has with certain broker-dealers of record allowing them to take constructive receipt of financial requests and electronically forward the requests to Registrant before the end of the Business Day. To clarify the extent of the investment adviser’s authority, Registrant has revised the second paragraph under “Investment Advisory Services” stating that an investment adviser may submit transfer requests only if specifically authorized by the contract owner under a written power of attorney or similar documentation.  Registrant has also added language clarifying that “[a]ny transfer request made by a duly-authorized investment adviser will be deemed received on the day we receive the request at our mailing address, if it is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m.”

The timing and authorization principles discussed above do not apply under dollar-cost averaging, portfolio rebalancing, or systematic withdrawals – all of which are automatic programs set up by the contract owner.  Even though the contract owner sets up his/her own Build Your Own Portfolio model, any fund transfer request made while a BYOP model is in effect (whether made by the contract owner or by someone on behalf of the contract owner) could modify or cancel the living benefit as indicated in the second paragraph under “Investment Advisory Services.”

17.	Permitted Transfers (p. 16).

The first two paragraphs below the bullet points both state that Registrant may waive certain transfer restrictions. If the references are different, please clarify the distinction. If not, delete one or the other.

RESPONSE: Registrant has deleted the second sentence in the second paragraph under this heading.

18.	Requests For Transfers (pp.16-17).

a. "Subject to Availability." Please explain what "subject to availability" means in this context.
For valuation purposes, could two contract owners submit transaction orders to their registered representatives at the same time and receive prices valued on different days because electronic transfers were available to one and not the other? If so, what determines availability of this option? If it is not available to all contractowners, please explain why contracts with and without the option should be offered through the same registration statement. This same comment also applies to the same phrase in the paragraph immediately above the "Short-Term Trading" header on page 17.

RESPONSE: Registrant has removed the “subject to availability” language under this sub-heading.  Under “COMMUNICATING TO US ABOUT YOUR CONTRACT,” Registrant has added the following new paragraph to disclose when certain means of communicating with Sun Life may not be available:

“Certain methods of contacting us, such as by telephone or over the Internet, may be unavailable or delayed. Any computer or telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request to us at our mailing address as set forth at the beginning of this Prospectus.”

In addition, Registrant has revised the disclosure to describe the on-line service (described under “Requests for Transfers”) available to all broker-dealers and to describe how a contract owner can identify broker-dealers with registered representatives who use the on-line service. Nevertheless, it is possible that two customers could receive prices valued on different days depending upon, for example, the manner in which the broker-dealer chooses to submit the transfer request: one broker-dealer may submit transfer requests online or over the telephone, whereas another broker-dealer may only submit requests via US mail or courier. Valuation could also differ based on the timing of when the registered representatives elected to submit the transfer request to the Company. For example, two representatives could each receive transfer requests from contract owners at the same time, however the representatives could submit the orders online at different times thereby resulting in different pricing (i.e., based on when the orders were received by the Company).

b. Guarantee Periods. The prospectus uses the term "Guarantee Periods" twice without any supporting disclosure explaining the meaning of the term or how it applies. If this term is intended to refer to the DCA program period, please refer to it using consistent vocabulary throughout the prospectus. Otherwise delete or clarify the references on pages 17 and 20.

RESPONSE: Registrant has removed all references to “Guarantee Periods” in the prospectus.

c. Right to Deny Electronic or Telephone Transfer Requests. On what basis may Registrant deny transfer requests made electronically or by phone? Will notice be provided before this right will be exercised? Please clarity.

 RESPONSE:  Registrant revised the Prospectus disclosure to provide that, like all transfer requests, an electronic or a telephone transfer request may be denied if it is not in good order or if it does not comply with the terms of Sun Life’s short-term trading policy or the trading policy of a fund involved in the transfer.  If an electronic or a telephone transfer request is denied, Registrant will immediately telephone the contract owner and the broker of record.

d. Terminology. Please clarify what the clauses, "[a] transfer request will be effective as of..." and "the transfer request will be effective on ... [x] day" mean. In each case, specifically state that the transaction will be priced at the accumulation unit value determined at the close of the NYSE on the day indicated.

RESPONSE:  Registrant has added the following language to the fourth paragraph under this heading as follows: “A transfer request will be priced at the Variable Accumulation Unit Value next determined at the close of the Business Day if we receive the transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m.”

19.	Short-Term Trading (pp. 17-18).

a. 2nd Paragraph. This "Transfer Privilege" section does not mention market timing, so the 2nd sentence is more puzzling than helpful; please delete it. Likewise, the transfer fee mentioned in the 3rd sentence is never described as a short-term trading fee, so that reference is also confusing. Either clarify how the transfer fee relates to short-term trading or delete the sentence.

RESPONSE: Registrant has replaced the second and third sentences of the second paragraph with the following:  “The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee to discourage frequent trading (which may be in addition to any fee we impose for transfers).”

b. Transfer Restrictions. If Registrant imposes a transfer restriction limiting the contractowner to transfers of 100% of a subaccount, how will that restriction be imposed? For example, if the contractowner requests to transfer less than 100% of the sub account value, will Registrant transfer 100% or 0%? Please clarify. Also, please indicate whether Registrant will impose the restriction and then notify the contractowner or vice versa.

 RESPONSE:  Registrant has added the following sentences to the fourth paragraph under this heading: “In the last situation, we will not transfer any of the Sub-Account value.  Instead, we will deem the request not in good order and immediately notify you.”

c. Plain English. Please eliminate the repetitious language about uniform application of the policies in the middle of the last paragraph of this section. See Rule 421.

RESPONSE: Registrant has deleted the repetitious language in the last paragraph under this heading.

20.	Waivers; Reduced Charges (p.18).
a. Waived Fees, Please provide the legal authority that would permit reduced or waived fees other than sales loads, administrative fees, or other charges deducted from premiums.

RESPONSE: Registrant revised the first sentence under this heading to clarify that only the “annual Account Fee,” an administrative fee, may be reduced or waived.

b. Large Contracts, Please clarify the reference to "large Contracts" in subsection (1). Specifically, reconcile this reference with the disclosure on page 5 stating that purchase payments will not be accepted if account value is $2 million or would exceed that amount as a result of the purchase payment. Under what circumstances could a contractowner purchase a "large Contract" that would qualify for waived or reduced fees? Please explain.

RESPONSE: Registrant has clarified that “large Contracts” are “generally, Contracts that have our approval to exceed $2 million in Account Value.”

21.	Other Programs: Bold Introductory Paragraph (p. 18-19).

Please summarize the availability of or restrictions on using these programs in connection with a contract that includes the SIA option. Alternatively, you may cross-reference the disclosure(s) where this is discussed.

RESPONSE:  Registrant has revised the bold introductory paragraph to clarify that certain restrictions apply to these programs if the SIA option has been elected.  These specific restrictions are discussed under the description of each program.

22.	Asset Allocation (p. 19).

Please disclose how to obtain the brochure mentioned in the 3rd paragraph. If it is available on Registrant's website, consider including a "live" URL link to the current brochure for the programs being offered.

RESPONSE: Registrant has decided against offering asset allocation programs with the Contracts; therefore, this section has been entirely deleted.

23.	Systematic Withdrawal Program (p. 20).

We note that the living benefit narrative on page 28 says that it is the contract owner’s responsibility to monitor systematic withdrawals to ensure they do not result in excess withdrawals that reduce or terminate optional benefits. In light of this disclosure, please recharacterize the 2nd to last sentence to clarify that the contractowner may have to adjust or reduce the amount of the systematic withdrawal to comply with the optional benefit limits on allowable withdrawals.

RESPONSE: Registrant has replaced the second to last paragraph under this heading with the following:

You are responsible for and may have to adjust the amount and timing of your systematic withdrawals to comply with amounts you are allowed to withdrawal under Sun Income Advisor. For more detail regarding the amount that you may withdraw under Sun Income Advisor, please see “Annual Withdrawal Amount” and “Lifetime Withdrawal Percentage.”

Withdrawals may significantly reduce the death benefit amount under your Contract. (See “Calculating the Death Benefit.”)

24.	Full Withdrawals (p. 20).

Please explain what "your Account Value at the end of..." means.  Specifically, clarify that the starting Account Value is based on the price determined for each subaccount at the end of the Valuation Period during which Registrant receives the withdrawal request.

RESPONSE:  Registrant has rewritten the bullet points under this heading and has clarified that Account Value is initially “based on any Fixed Account Value in the DCA program and on the price next determined for each Sub-Account at the end of the Valuation Period during which we receive your withdrawal request.”

25.	Partial Withdrawals (p. 20).

The first sentence of this section is unclear. Please describe the amount paid to the contractowner and the amount deducted from Account Value more clearly. Either the fees and charges are (1) deducted from the amount the contractowner requested (i.e., the contractowner receives less than the requested amount); or (2) deducted from Account Value in addition to the requested withdrawal amount (i.e., Account Value is reduced by more than the requested amount). Explain in plain English which scenario applies.

RESPONSE: Registrant has revised the wording of the first paragraph under this heading as suggested.

26.	Time of Payment: 2nd Bullet Point (p. 21).

Please clarify that the SEC determines when purchase payments need not be priced including when an emergency exists and when trading on the NYSE is restricted. See Section 22(e) of the 1940 Act, as amended.

RESPONSE:  Registrant has rewritten the first bullet point to clarify that the SEC determines when trading on the NYSE is restricted.  Registrant has rewritten the second bullet point to clarify that the SEC determines when an emergency situation exists and when Variable Account securities need not be priced.

27.	Mortality and Expense Risk Charge Credit (pp. 21-22).

The 0.15% credit is only mentioned here. How is it factored into free withdrawal and all of the riders? How does it affect the calculation of earnings, Account Value, Withdrawal Benefit Base, death benefit proceeds or any other contract values? As appropriate, please supplement the existing disclosure to address this credit.

RESPONSE:  Registrant has added a paragraph explaining how the 0.15% credit increases Account Value and, thereby, increases other values such as the amount of the death benefit and, the step-up amount added to the benefit base.  The contracts offered pursuant to this prospectus have no withdrawal charges and, thus no free withdrawal amount.

In a subsequent conversation, the Staff asked Registrant to clarify whether and how the 0.15% credit is allocated to the Fixed Account and/or the Variable Account.  Registrant has added disclosure under this heading to clarify that the 0.15% credit is allocated to the Sub-Accounts of the Variable Account in proportion to the Account Value in those Sub-Accounts.

28.	Charge for Optional Benefit: Withdrawal Benefit Base (p. 22).
Please add a cross-reference to the disclosure narrative(s) that describe the Withdrawal Benefit Base adjustments mentioned parenthetically in the middle of the 1st paragraph.

RESPONSE: Registrant has added the appropriate cross-reference.

29.	Key Terms (p. 23).

a. Generally. Please consider inserting a 2 or 3 sentence summary of the "Description of the Living Benefit" section prior to the Key Terms list so the reader has sufficient context to understand the descriptions of each term. Until the reader has a basic understanding of how the option operates, the definitions are not very helpful.

RESPONSE: Registrant has added the suggested summary before the Key Terms.

b. Bonus Related Definitions. Currently, the definitions of Bonus, Bonus Base, and Bonus Period are so interrelated that the definitions do not provide a reader with any sense of what these terms really mean. Please revise so the definitions give a practical explanation of each term,

RESPONSE: Registrant has revised the definitions to provide the clarification suggested.

c. Coverage Date. Please state the relevance of the Coverage Date in the Key Terms description. If correct, indicate that until this date the option provides no annual withdrawal benefit if the account value drops to zero.

RESPONSE:  Registrant has added a sentence to this definition to clarify that the Coverage Date is the date on which “you will be eligible to begin receiving your Annual Withdrawal Amount, provided your Account Value is greater than zero.”

d. Lifetime Withdrawal Percentage. This definition is inconsistent with the definition of Annual Withdrawal Amount. (The definition of Annual Withdrawal Amount says it is calculated based on the Withdrawal Benefit Base, not the Lifetime Withdrawal Percentage.) Instead of simply identifying Lifetime Withdrawal Percentage as a variable in the calculation of a different value, a more helpful definition would explain what the percentage represents. For example, is it the maximum aggregate amount that can be withdrawn over the life of the riders? What is it based on? Please revise so the definition helps the reader understand the whole feature better.

RESPONSE:  Registrant has revised the definition to explain that the Lifetime Withdrawal Percentage is a percentage of Withdrawal Benefit Base used to calculate the amount you can withdraw each year under the living benefit. Registrant has also added disclosure to explain that the percentage is based on “your attained age at your time of first withdrawal after the Coverage Date.  Finally, in response to a comment made during a subsequent telephone conversation with the Staff, Registrant added the following sentence to the definition:  “A different Lifetime Withdrawal Percentage applies to specified age ranges, and the oldest age range corresponds to the highest percentage.”

30.	Description of the Living Benefit (p. 24).
Please add a short, plain English statement explaining the practical effect of the issue date rules covered by the paragraph just above "Please Note."

RESPONSE: Registrant has revised the disclosure accordingly.

31.	Important Consideration #1 (pp. 24-25).
a. 3rd Bullet Point. Please use bold font or some other means of drawing the reader's attention to the significant risks described in this bullet point.

RESPONSE: Registrant has put the 3rd bullet point in bold font.

b. 4th Bullet Point. Please substitute the word "decrease" or "lower" for "affect" or explain why such a change would not be appropriate.

RESPONSE: Registrant has made the suggested substitution.

c. 6th Bullet Point. If correct, please identify the withdrawal limitations and restrictions to which the last sub-bullet point refers and provide a cross-reference to the narrative describing them.

RESPONSE:  Registrant has removed the last sub-bullet point because it does not apply to the Contracts offered by means of this prospectus.  More specifically, the last sub-bullet speaks to withdrawal restrictions in qualified group contracts such as 403(b) TSA which the Company is no longer selling.

32.	Important Consideration #3 (p. 25).

Please substitute the word "increase" for the word "change" or explain why that would not be appropriate. In responding, consider whether reducing fees in the future is a realistic possibility in light of how the product has been priced.

RESPONSE:  Registrant has revised the second bullet under #3 to read as follows:  “The percentage rate used to calculate the fee may increase or decrease over time, but will not exceed the Maximum Annual Rate shown in the fee table.  (See ‘Costs of Living Benefits.’)”  Registrant may, in the future, change fees based upon a number of factors including, but not limited to, the cost of providing guarantees, hedging costs, and the competitive landscape.

33.	Important Consideration #5 (p. 25).

We note that other versions of the same disclosure contain a bullet point indicating that divorce converts joint-life coverage to single-life coverage without a reduction in the option fee. If applicable, please add the missing bullet point or indicate where it appears in the current disclosure. Alternatively, in your response letter, include a representation stating that the missing bullet point does not apply to this product.

RESPONSE: Registrant has adding the missing bullet point.

34.	Important Consideration #7 (p. 25).

a. Before the Coverage Date. Please add a bullet point explaining what happens if the Account
Value falls to zero before the Coverage Date. If both the contract and the benefits under the option would terminate without value, please use bold face type or some other method of drawing attention to this information.

RESPONSE:  Registrant has added a bullet point, in bold font, explaining that, if the Account Value falls to zero before the Coverage Date, then “no Annual Withdrawal Amount will be available, and your Contract, including your Living Benefit, will end.

b. 2nd Bullet Point. If the Account Value only falls to zero because of negative market performance in addition to contractowner withdrawals, is this statement still true? Please clarify or provide a cross-reference to the narrative disclosure discussing this issue.

RESPONSE:  The 2nd bullet point (now 3rd bullet point) is true only if the Account Value falls to zero immediately following an Early or an Excess Withdrawal.  Registrant has clarified the 3rd bullet point accordingly.

c. Related Appendix Examples. We note that Appendix B does not provide examples of fact scenarios in which the contract terminates and the contractowner loses the rider benefits. Please supplement the Appendix with examples showing circumstances in which this may occur.

RESPONSE: Registrant has provided examples which are included in Appendix B.

35.	Annual Withdrawal Amount (pp. 25-26).

a. Generally. Please consider beginning this section with a short, practical statement describing the relationship between the Withdrawal Benefit Base "(WBB") and the Annual Withdrawal Amount (i.e., the greater the WBB, the larger Annual Withdrawal Amount). Unless the reader already understands how the WBB relates to the whole purpose this option, s/he will not understand the importance of the very first sentence or have sufficient context for the specifics that follow.

RESPONSE:  In response to this comment and to provide content for the description for the Annual Withdrawal Amount, Registrant has reordered the disclosure so that the factors used to determine the Annual Withdrawal Amount – i.e., the Withdrawal Benefit Base and the Lifetime Withdrawal Percentage – are described first.

b. Changes to the Withdrawal Benefit Base. If applicable, identify any exceptions to the last sentence in the 2nd paragraph. In particular, please consider whether an exception applies to transactions that cause Account Value to drop to zero before the next Account Anniversary.

RESPONSE:  The second paragraph under this heading has been completely rewritten to clarify the calculation and recalculation of the Annual Withdrawal Amount under various scenarios.  The last sentence of the second paragraph has been removed.  However, in response to the comment, Registrant confirms that if the Account Value goes to zero after the Coverage Date immediately following an Excess Withdrawal, the Contract and the Living Benefit will terminate.  In that case, we will not recalculate your Annual Withdrawal Amount.  However, if your Account Value goes to zero after the Coverage Date as a result of poor investment performance, we will recalculate your Annual Withdrawal Amount on your next Account Anniversary.  See also “What happens if your Account Value is reduced to zero” under “Important Considerations.”

In a subsequent telephone conversation, the SEC Staff asked:  What would happen if the contract owner took a compliant withdrawal (the exact amount permitted under the living benefit), but the investment performance was so poor that the charges associated with the withdrawal made the total amount withdrawn exceed the amount permitted?  The combination of compliant withdrawals and poor investment performance will not end the Living Benefit. There is no scenario where a compliant withdrawal becomes an Excess Withdrawal through the combination of withdrawal charges and poor investment performance because there are no withdrawal charges assessed on a compliant withdrawal.  A compliant withdrawal plus poor investment performance may result in the Account Value going to zero; however, the Annual Withdrawal Amount will continue to be available, commencing on the following contract anniversary.  Registrant has added the following disclosure under the second bullet point under Important Consideration #7:   “This is true even if your Account Value falls to zero through any combination of (i) poor investment performance, (ii) the deduction of Contract fees and charges, as well as (iii) taking your Annual Withdrawal Amount.”

36.	Withdrawal Benefit Base: Bonuses (p. 26).

Please clarify whether the returned Mortality and Expense Risk Charges described on page 21 are considered bonuses for this purpose. If they affect the Withdrawal Benefit Base calculation, indicate how. Otherwise, revise the section describing those payments to indicate that they do not affect the calculation of optional benefits.

RESPONSE: The 0.15% credit described under “Mortality and Expense Risk Charge” is not a “Bonus” for purposes of this section.  In connection with SIA, Bonus is defined as “an amount equal to 7% of the Bonus Base credited to the Withdrawal Benefit Base in Account Years during the Bonus Period when no withdrawals are taken.”  Nevertheless, the 0.15% credit will increase the Account Value, thereby possibly increasing the Withdrawal Benefit Base if such increase would cause a step-up of the Withdrawal Benefit Base.  This is covered in the third bullet point under this heading which reads:   “increased by any step-ups.” The 0.15% credit is described in detail under “Mortality and Expense Risk Charge.”

37.	Early Withdrawals (p. 27).
In plain English, summarize the practical effect of the formula for reducing the Withdrawal Benefit Base.

RESPONSE: Registrant has added new bullet points under “Please Note: In regards to Early and Excess Withdrawals” summarizing the effect of proportional reductions on the Withdrawal Benefit Base.

38.	Excess Withdrawals (pp. 27-28).

In plain English, please summarize the practical effect of this formula and explain, generally, the difference between reductions based on the Excess Withdrawal formula and reductions based on the Early Withdrawal formula.

RESPONSE:  Registrant has added a paragraph under this sub-heading to explain the differences between reductions based on the Excess Withdrawal formula and reductions based on the Early Withdrawal formula.  See also the response to Comment # 37.

39.	Cost of Living Benefit (p. 28).

In the last sentence above the chart, please substitute "increase" for "change" or explain why this would not be appropriate. Also, clarify the 1st bullet point below the chart. Specifically, explain that the total annual fee (a) is the sum of 4 quarterly charges; and (b) may be much higher than the maximum annual percentage of the average annual Withdrawal Benefit Base as a result. The reader should understand that the Maximum Annual Rate is based on the highest quarterly Withdrawal Benefit Base value for that year, not the annual average value. Consequently, the maximum annual rate refers to the highest quarterly Withdrawal Benefit Base of the year.

RESPONSE:  Registrant has substituted the phrase “increase or decrease” for the term “change.”  In addition, Registrant has revised the first bullet point under “Costs of the Living Benefits” as follows:  “Your total annual fee is the sum of four quarterly fees and could be a much higher percentage of your Account Value than of your Withdrawal Benefit Base.  The maximum annual fee is the maximum annual rate multiplied by the highest quarterly Withdrawal Benefit Base during that Account Year.”

40.	Cancellation of the Benefit (p. 28).

Please add a cross-reference to the narrative section(s) describing the circumstances in which the living benefit will terminate upon a change of ownership of the Contract. This information is difficult to locate.

RESPONSE:  Registrant has revised the second bullet under this heading to clarify that a change of ownership will terminate the Living Benefit, “unless you have received our prior approval to change the ownership.”  We may allow the Living Benefit to continue in situations in which the change in ownership of the Contract does not change the “covered person,” such as when the owner changes from the “James Smith Trust” to “James Smith.”

41.	Death of Participant: Single-Life Coverage (pp. 28-29).

The impact of the 2nd sentence is unclear. Does this mean that the surviving spouse may not be allowed to continue the living benefit option that the deceased spouse had elected under the contract?  Please explain this provision more fully or cross-reference related disclosure that clarifies these issues.

RESPONSE:  Registrant has revised the 2nd sentence under this heading to clarify that, if the surviving spouse, as the sole primary Beneficiary, elects to continue the Contract, then the Living Benefit will terminate and no optional living benefit will be available to the surviving spouse.

42.	Annuitization Under the Living Benefits (p. 29).

It is unclear how the paragraph directly below the bullet points applies. How does Registrant determine that Account Value dropped to zero based on a combination of poor performance and Early or Excess Withdrawals? How bad must performance be to conclude that poor performance was a factor in causing the zero Account Balance? How is the Annual Withdrawal Amount calculated and as of what date? What happens if the zero balance is caused by deduction of charges following an Early or Excess Withdrawal during a time of poor performance? What is "poor" performance? Does it have to be negative or just declining relative to some prior point in time? Please add disclosure explaining the application of this passage.

RESPONSE:  Registrant has deleted the second paragraph under this heading and incorporated the information included therein under the “What happens when your Account Value is reduced to zero” under “Important Considerations.”

In a subsequent telephone conversation, the SEC Staff  again asked:  What would happen if the contract owner took a compliant withdrawal (the exact amount permitted under the living benefit), but the investment performance was so poor that the charges associated with the withdrawal made the total amount withdrawn to exceed the amount permitted?   See response to Comment 35(b).

43.	Designated Funds: Change in Fund Status (pp. 30-31).

a. DCA Program. Please clarify how participation transfers from the DCA Account are treated if a Fund was a Designated Fund when the contractowner selected the DCA Program funds but loses Designated Fund status before the full 6 or 12-month DCA Program runs. Does the contractowner have to provide new allocation instructions for the remaining DCA payments or are those transfers treated like automatic portfolio rebalancing instead? Explain.

RESPONSE:  Registrant has added the following sentences under the sixth paragraph under this heading:  “Likewise, if you are participating in a DCA program and one of the funds receiving transfers under the DCA Program is declared no longer to be a Designated Fund, then your Account Value can remain invested in that Fund until the end of your DCA Period. However, before you make any subsequent Purchase Payments, you must first transfer all your Account Value from that Fund into one or more of the current Designated Funds and provide us with new allocation instructions for your DCA program.”

b. Living Benefit Step-Ups. In the 2nd to last sentence in this section, please substitutes “will" for the word "may" in the phrase "may have to transfer into a current Designated Fund before a step-up can occur." Alternatively, clarify the circumstances in which the contractowner would be entitled to a step-up without making a transfer.

RESPONSE: Registrant has made the suggested substitution.

44.	Build Your Own Portfolio (p. 31).

Please add a sentence to the 3rd paragraph explaining how DCA program transfers are treated when a fund within the portfolio closes or affirmatively state that a contractowner cannot participate in a DCA program and the Build Your Own Portfolio option at the same time.

RESPONSE: Registrant has added disclosure explaining how DCA program transfers are treated when a fund within a contract owner’s portfolio closes.

45.	Death Benefit: Introductory Paragraph (p. 31).
In the 2nd sentence, please substitute the word "will" for "may" or make clear that the rest of the sentence describes the only applicable exception.

RESPONSE: Registrant has made the suggested substitution.

46.	The Death Benefit (pp. 31-32).

The cross-referenced section under paragraph (3) does not explain the equation adequately. Please clarify how the equation works when there have been multiple purchase payments and multiple withdrawals. Do you apply the equation separately for each purchase payment and then total the results? If not, which withdrawal does "Account Value after [or before] Withdrawal" refer to?

RESPONSE:  Registrant has revised the equation to clarify what happens when multiple Purchase Payments are made and multiple withdrawals are taken.  In addition, reference to the age limitation is not applicable and has been deleted.

47.	Spousal Continuance (p. 32).

The living benefit seems to be treated differently under the Spousal Continuance provision and the "Death of a Participant" provisions on pages 28 and 29. The overlap is confusing. Please provide simple, plain English disclosure describing when a surviving spouse's right to continue living benefits is governed by the "Death of a Participant" provisions and when it will be governed by the Spousal Continuation provision. Is there ever a situation in which both could apply and provide different results? If so, explain.

RESPONSE: Registrant has added two sentences at the end of the first paragraph under this heading to clarify when the surviving spouse has the right to continue the Living Benefit.

48.	Calculating the Death Benefit (p. 32).

a. Partial Withdrawals. The impact of partial withdrawals is confusing because the disclosure does not indicate whether the death benefit is recalculated after each withdrawal. If so, please state. If not, please explain how "the death benefit amount immediately before the withdrawal" is calculated when the withdrawal in question is the last in a series of withdrawals. Likewise, please explain how the death benefit calculation is affected by each purchase payment.

RESPONSE: Registrant has revised the disclosure under the first sentence under this sub-heading to show the impact of a partial withdrawal on the death benefit amount.

b. Fixed Account Value (last sentence, 2nd paragraph). If a portion is invested in a DCA account, clarify how such a transfer would affect a surviving spouse continuing a contract with living benefits. What happens when transferring to the Money Market Sub-Account is not permitted under the terms of the living benefit? Would the living benefit terminate because the Money Market Sub-Account is not a Designated Fund? If it is a permitted investment because the Build Your Own Portfolio option applies, what happens if the transfer still violates the allocation percentage requirements? Does the living benefit terminate in that situation? Please explain.

RESPONSE:  Registrant has revised the last sentence to read as follows:  “Also, any portion of this new Account Value attributed to an existing DCA Period will be allocated to your selected Sub-Accounts.”

49.	Method of Paying Death Benefit (p. 32).

Please revise the last sentence of the 2nd paragraph so it specifically refers to the Investment Company Act of 1940, as amended, to make this section consistent with the "Payment of Death Benefit" section that follows. The current language could be read to imply that distribution is determined by state law. Also, please clarify that the death benefit proceeds will remain invested in the variable account options until paid. Separately, confirm to the Staff that the deferral provision will be administered consistent with the staff positions articulated in Comments 14 and 18 of Industry Comment Letters dated February 8, 1988 and November 12, 1993, respectively.

RESPONSE:  Registrant has added the following disclosure after the last sentence of the second paragraph under this heading:  “We can defer payment of the death benefit to the extent permitted under the Investment Company Act of 1940.  (See ‘Payment of Death Benefit.’)”  In addition, Registrant has added the following disclosure as a second paragraph under the heading “DEATH BENEFIT”:  “The death benefit proceeds will remain invested in the Sub-Accounts in accordance with the allocations made by the Owner until the Beneficiary has provided us with Due Proof of Death in good order. Once we have received Due Proof of Death, then investments in the Variable Account may be reallocated in accordance with the Beneficiary's instructions.”  Finally, Registrant confirms that the deferral provision will be administered consistent with the Staff positions articulated in Comments 14 and 18 of Industry Comment Letters dated February 8, 1988 and November 12, 1993, respectively.

50.	Annuity Option B: Assumed Interest Rate (p. 34).
Please identify the variable annuity assumed interest rate as 3% the first time it is mentioned.

RESPONSE:  The first time the assumed interest rate is used in the Prospectus is under this heading; therefore, Registrant has revised the disclosure under this heading to clarify the assumed interest rate is 3%.

51.	Selection of Annuity Option (pp. 34-35).
This product does not offer fixed account options other than the DCA accounts. In light of this, please amend the 2nd paragraph as appropriate.

RESPONSE: Registrant has deleted the third sentence of 2nd paragraph under this heading and added the following sentence at the end of the paragraph:  “If, however, a portion of your Account Value was allocated to a DCA period at the time of annuitization, that portion will be exchanged for Annuity Units and allocated among the Sub-Accounts you select at annuitization or, if you make no such selection, then in proportion to the Sub-Accounts you were invested in prior to annuitization.”

52.	Variable Annuity Payments (p. 35).

The parenthetical reference to "exchange of annuity units" is confusing. Please refer to transfers between Subaccounts using consistent terminology throughout the prospectus. Accordingly, substitute the term "transfer" for "exchange" as appropriate. This comment also applies to the "Exchange of Variable Annuity Units" section at the bottom of the page.

RESPONSE:  Registrant has revised the parenthetical under this heading to read: “unless the Annuitant requests a transfer among Sub-Accounts.”  Throughout the prospectus, Registrant has substituted “transfer” for “exchange” where appropriate, especially under “Exchange of Variable Annuity Units.”

53.	Annuity Payment Rates (p. 36).
The term "Annuity Payment Rates" does not appear in the glossary. Please define it.

RESPONSE:  Because the term “annuity payment rate” is only used under “Variable Annuity Payments” and “Annuity Payment Rates,”  Registrant has decided not to add the term to the glossary but, instead, to define the term in this section of the prospectus as permitted under the “Instruction” to Item 2 of Form
N-4.

54.	Voting of Fund Shares: Final Paragraph (p. 37).
Please rewrite the second half of the last paragraph in plain English beginning at the sentence that starts, "Prior to the Annuity Commencement Date ...." Rule 421.

RESPONSE:  Registrant has rewritten the disclosure under this heading to describe more clearly the Company’s obligation to vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Fund (i.e., the contract owners).

55.	Substitution of Securities (p. 38).

Please restate the phrase "we may make appropriate endorsement" using plain English so it is clear that notice will be provided via a supplement to the prospectus. This comment applies everyplace this phrase appears.

RESPONSE: Registrant has clarified that that the contract owner will receive notice of Contract changes in the form of a supplement to this prospectus.

56.	Splitting Units (p. 38).
Please qualify the first sentence to indicate that these changes must comply with Federal Securities Laws.

RESPONSE:  Registrant has added the following sentence under this heading:  “Any changes we make by splitting or combining Variable Accumulation Unit values must comply with the federal securities laws and regulations.”

57.	Modification (p. 38-39).
a. “If such modification is... ". Following this language in the 1st sentence, please insert the phrase "is consistent with federal securities laws and regulations and."

RESPONSE: Registrant has inserted the phrase in the 1st sentence as suggested.

b. "provided that such modification applies... ". Please revise the 1st sentence of the 2nd paragraph to indicate that any changes to these charges will not exceed the maximum fees stated in the fee table. Registrant may not impose changes above the maximum fee table figures without filing a new registration statement as the Staff views such changes as outside of the scope of the security created by this registration statement.

RESPONSE: Registrant has revised the 1st sentence of the 2nd paragraph to clarify that the “modification will not exceed the maximum fees as shown in the fee table.”

58.	Right to Return (p. 39).
In your response letter, please represent that all material provisions of the contract are described in full in the prospectus.

RESPONSE: Registrant represents that all material provision of the Contract are described in full in the prospectus.

59.	Impact of Optional Living Benefits: Qualified Contracts (pp. 43-44).
Please rewrite this entire section in plain English. Large sections of the disclosure are unintelligible.

RESPONSE: Registrant has rewritten, in plain English, the “Qualified Contracts” section under this heading.

60.	Distribution of the Contract (pp. 45-46).
As this is a new registration statement, please clarify the "Contracts" to which the last sentence of this section refers.

RESPONSE:  Because no Contracts offered by this prospectus have been sold, Registrant has rewritten the last paragraph to clarify that “[n]o commissions have been paid to or retained by Clarendon in connection with the distribution of the Contracts described in this Prospectus.”

61.	Available Information (p. 46).

Given that a registration statement filed on Form N-4 is both a '33 Act and a '40 Act filing, please identify the '33 Act required information that the 2nd sentence says the prospectus does not contain and explain to the Staff why it is not included here.

RESPONSE:  The second sentence under this heading is a reference to filings that are made on Form S-3 for companion market value adjusted annuities interests.  For example, on Form S-3, the financial information pertaining to the depositor is incorporated by reference.  Registrant has removed the sentence because there will be no companion S-3 registration statement for the Contracts offered pursuant to this N-4 registration statement.

62.	State Regulation (pp. 46-47).
In the 3rd paragraph, please explain how this disclosure could affect the insurance company's obligation to pay benefits under the living benefit option.

RESPONSE: Registrant has added the following sentence as the third sentence in the this paragraph: “Such insurance holding company legislation protects the Company's ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits.”  In addition, Registrant has added the following two sentences at the end of the paragraph: “A state's assessment on insurers in connection with the state guaranty fund would not affect Sun Life's obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect Sun Life's own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow Sun Life to pay guaranteed contract benefits.”

63.	Legal Proceedings (p. 47).

The Item 13 disclosure requirement also applies to legal proceedings that may have a material impact on the Registrant's principal underwriter and depositor as well. Please revise the disclosure to respond fully to this requirement.

RESPONSE: Registrant has revised the disclosure under this heading as suggested.

64.	Other Required Disclosure, Exhibits, and Representations.

Please confirm to the Staff that the financial statements for the depositor and any guarantor will be filed with the pre-effective amendment. Indicate the applicable accounting method as well. In addition, please be reminded that for all powers of attorney upon which Registrant may wish to rely for future amendments to this filing, those powers of attorney must "relate to a specific filing" as required by Rule 483(b) under the 1933 Act. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE:  Registrant has included the GAAP financial statements for the depositor with this pre-effective amendment.  Registrant has also included all exhibits and other required disclosure with this pre-effective amendment.  The powers of attorney filed with this pre-effective amendment are specific to this filing as required by 483(b) under the 1933 Act.  In a subsequent telephone conversation, the SEC Staff recommended the Opinion of Counsel letter be revised to remove the following phrase:  “when issued in the manner described in the Registration Statement.” Registrant has revised the opinion letter accordingly.

Acceleration Request

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to November 15, 2010.
The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●
neither the Depositor nor the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

●
the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

●
neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire